Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	AUBURN NATIONAL BANCORPORATION, INC.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-26486
Entity, Tax Identification Number	63-0885779
Entity, Address, Address Line One	100 North Gay Street, P.O. Drawer 3110
Entity, Address, City or Town	Auburn
Entity, Address, State or Province	AL
Entity, Address, Postal Zip Code	36831
City Area Code	334
Local Phone Number	821-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AUBN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000750574